Income Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Federal deferred tax assets	$ 3,775,351	$ 6,137,340
Valuation allowance	(3,775,351)	(6,137,340)
Total deferred tax assets